ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Selling and marketing	$ 17,995	$ 18,238	$ 18,112
General and administrative	21,842	22,004	24,646
Total operating expenses	70,031	41,901	43,758
Interest income	1,355	1,242	694
Net loss attributable to AirMedia Group Inc.'s shareholders	(32,728)	(9,596)	(4,917)
AirMedia Group Inc. [Member]
Operating expenses:
Selling and marketing	(859)	(1,421)	(2,424)
General and administrative	(3,282)	(3,471)	(5,987)
Total operating expenses	(4,141)	(4,892)	(8,411)
Investment (loss)/income in subsidiaries	(28,587)	(4,795)	3,354
Interest income		91	140
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (32,728)	$ (9,596)	$ (4,917)